Document And Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2020
Entity Registrant Name	ELTEK LTD
Entity Central Index Key	0001024672
Current Fiscal Year End Date	--12-31